Equity - Summary of Information of Annual Fair Value Charge in respect of the Equity Settled Plans (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	£ 40	£ 34	£ 28
Executive Share Award Plans [member]
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	33	28	24
Executive Share Option Plans [member]
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	3	3	3
Savings Plans [member]
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	3	3	2
Equity-Settled Plans [member]
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	£ 39	£ 34	£ 29